Long-Term Liabilities - Warrent (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jul. 01, 2019
Warrant purchase price			$ 11.50
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Number of ordinary shares issued	705,882	705,882
Warrants Other Income	$ 100	$ 2,900
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Tranche A warrants
Number of ordinary shares issued	235,294	235,294
Warrant purchase price	$ 262.34	$ 262.34
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Tranche B warrants
Number of ordinary shares issued	470,588	470,588
Warrant purchase price	$ 274.84	$ 274.84